Financial Instruments and Related Disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Acquisition	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about hedged items [line items]
Notional value	750,000,000
Foreign Exchange Contracts [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	£ 1.0
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	£ (1.0)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	160,000,000	24,000,000
Fair value	£ (3.0)	£ 0.1
Periodic change in value for calculating hedge ineffectiveness	£ (1.0)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate | Acquisition	1.32
Foreign currency	USD
Notional value	89,000,000
Fair value	£ (2.0)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	£ (1.0)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency 3 to 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.17	1.12
Foreign currency	EUR	EUR
Notional value	48,000,000	24,000,000
Fair value	£ (1.0)	£ 0.1
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency over 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate | Acquisition	1.17
Foreign currency	EUR
Notional value	23,000,000
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,719,000,000	18,859,000,000
Fair value	£ (5,176.0)	£ (7,604.0)
Periodic change in value for calculating hedge ineffectiveness	£ 1,118.0	£ (903.0)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	EUR
Notional value	252,000,000
Fair value	£ (252.0)
Periodic change in value for calculating hedge ineffectiveness	£ 11.0
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.18	1.10
Foreign currency	EUR	EUR
Notional value	5,348,000,000	9,663,000,000
Fair value	£ 58.0	£ 60.0
Periodic change in value for calculating hedge ineffectiveness	£ 578.0	£ (370.0)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | Japanese Yen [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	155.19	139.41
Foreign currency	JPY	JPY
Notional value	121,000,000	143,000,000
Fair value		£ 4.0
Periodic change in value for calculating hedge ineffectiveness	£ 15.0	£ (30.0)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | SGD [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.79
Foreign currency	SGD	SGD
Notional value		1,387,000,000
Fair value		£ 13.0
Periodic change in value for calculating hedge ineffectiveness	£ 55.0	£ 32.0
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency		EUR
Notional value		549,000,000
Fair value		£ (550.0)
Periodic change in value for calculating hedge ineffectiveness		£ (34.0)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	EUR	EUR
Notional value	4,998,000,000	7,117,000,000
Fair value	£ (4,982.0)	£ (7,131.0)
Periodic change in value for calculating hedge ineffectiveness	459.0	(501.0)
Foreign Exchange Contracts [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	(1,117.0)	903.0
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	£ (873.0)	£ (1,983.0)